UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21237

                      Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian St.
Indianapolis, IN ,46208
(Address of principal executive offices)  (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:      317-917-7000

Date of fiscal year end:                                                      12/31

Date of reporting period:                                                    06/30/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Crawford Dividend Growth Fund

Semi-Annual Report

June 30, 2010

Fund Advisor:

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW, Suite 1650
Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716.  The prospectus should be read carefully before investing.  Past performance does not guarantee future results.  Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member FINRA, 2960 N. Meridian St. Suite 300, Indianapolis, IN 46208.

*     In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees.  The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns are shown for each of the required periods and reflect any changes in price per share over those periods.  Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed less than one year after purchase and an annual 12b-1 fee of 1.00%.
**   The S&P 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns.  The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.  Individuals cannot invest directly in the S&P 500® Index or the Russell 1000 Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class C, the S&P 500 Index, and the Russell 1000 Value Index

Crawford Dividend Growth Fund, Class C $9,290
S&P 500 Index $10,263
Russell 1000 Value Index $10,520
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Inception Date 1/27/04
December-03
June-04
December-04
June-05
December-05
June-06
December-06
June-07
December-07
June-08
December-08
June-09
December-09
June-10

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through June 30, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I, the S&P 500 Index, and the Russell 1000 Value Index

Crawford Dividend Growth Fund, Class I $10,099
S&P 500 Index $10,469
Russell 1000 Value Index $10,942
$16,500
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Inception Date 1/5/04
December-03
June-04
December-04
June-05
December-05
June-06
December-06
June-07
December-07
June-08
December-08
June-09
December-09
June-10

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1As a percentage of net assets
2 Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends.  This investment policy may not be changed without at least 60 days prior written notice to shareholders.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period* (January 1, 2010 – June 30, 2010)
Actual	$1,000.00	$936.13	$9.60
Hypothetical **	$1,000.00	$1,014.88	$9.99
*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period* (January 1, 2010 – June 30, 2010)
Actual	$1,000.00	$940.44	$4.81
Hypothetical **	$1,000.00	$1,019.84	$5.01
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Common Stocks - 98.67%	Shares	Value

Accident & Health Insurance - 2.85%
PartnerRe Ltd.	24,725	$1,734,212

Beverages - 2.85%
PepsiCo, Inc.	28,525	1,738,599

Computer & Office Equipment - 2.94%
International Business Machines Corp. (IBM)	14,500	1,790,460

Crude Petroleum & Natural Gas - 3.19%
Questar Corp.	42,750	1,944,697

Drilling Oil & Gas Wells - 1.71%
Helmerich & Payne, Inc.	28,550	1,042,646

Footwear (No Rubber) - 2.53%
Wolverine World Wide, Inc.	61,050	1,539,681

General Industrial Machinery & Equipment - 2.70%
Illinois Tool Works, Inc.	39,875	1,646,040

Insurance Agents Brokers & Services - 2.98%
Brown & Brown, Inc.	94,850	1,815,429

Investment Advice - 2.83%
Federated Investors, Inc. - Class B	83,100	1,721,001

Miscellaneous Food Preparations & Kindred Products - 2.99%
McCormick & Co., Inc.	48,000	1,822,080

National Commercial Banks - 2.93%
Cullen/Frost Bankers, Inc.	34,750	1,786,150

Oil & Gas Field Machinery & Equipment - 2.86%
Baker Hughes, Inc.	41,925	1,742,822

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.05%
Valspar Corp. / The	61,650	1,856,898

Petroleum Refining - 7.42%
Chevron Corp.	24,075	1,633,730
Exxon Mobil Corp.	30,475	1,739,208
Holly Corp.	43,050	1,144,269
		4,517,207

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Common Stocks - 98.67% - continued	Shares	Value

Pharmaceutical Preparations - 12.15%
Eli Lilly & Co.	53,575	$1,794,762
Johnson & Johnson	32,225	1,903,208
Merck & Co., Inc.	53,575	1,873,518
Teva Pharmaceutical Industries Ltd. (a)	35,175	1,828,748
		7,400,236

Retail - Lumber & Other Building Materials Dealers - 2.82%
Lowe's Companies, Inc.	84,125	1,717,833

Savings Institutions, Not Federally Chartered - 2.87%
Hudson City Bancorp, Inc.	142,700	1,746,648

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.54%
T. Rowe Price Group, Inc.	34,900	1,549,211

Security Brokers, Dealers & Flotation Companies - 2.88%
Charles Schwab Corp. / The	123,900	1,756,902

Semiconductors & Related Devices - 5.90%
Intel Corp.	92,125	1,791,831
Linear Technology Corp.	64,750	1,800,697
		3,592,528

Services - Engineering, Accounting, Research, Management - 2.84%
Paychex, Inc.	66,550	1,728,304

Services - Personal Services - 3.08%
H&R Block, Inc.	119,775	1,879,270

Ship & Boat Building & Repairing - 2.77%
General Dynamics Corp.	28,775	1,685,064

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.80%
Procter & Gamble Company / The	28,475	1,707,931

Surgical & Medical Instruments & Apparatus - 2.85%
Stryker Corp.	34,725	1,738,334

Telephone Communications - 3.08%
AT&T, Inc.	77,575	1,876,539

Trucking & Courier Services (No Air) - 2.93%
United Parcel Service, Inc. - Class B	31,425	1,787,768

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Common Stocks - 98.67% - continued	Shares	Value

Wholesale - Durable Goods - 2.63%
W.W. Grainger, Inc.	16,100	$1,601,145

Wholesale - Motor Vehicle Supplies & New Parts - 2.70%
Genuine Parts Co.	41,700	1,645,065

TOTAL COMMON STOCKS (Cost $60,205,932)		60,110,700

Money Market Securities - 1.19%
Federated Prime Obligations Fund, 0.22% (b)	722,080	722,080

TOTAL MONEY MARKET SECURITIES (Cost $722,080)		722,080

TOTAL INVESTMENTS (Cost $60,928,012) - 99.86%		$60,832,780

Other assets less liabilities - 0.14%		86,109

TOTAL NET ASSETS - 100.00%		$60,918,889

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

Assets
Investments in securities, at fair value (cost $60,928,012)	$60,832,780
Dividends receivable	105,917
Receivable for Fund shares sold	98,019
Prepaid expenses	26,904
Interest receivable	211
Total assets	61,063,831

Liabilities
Payable for Fund shares redeemed	107,934
Payable to Advisor (a)	21,046
Payable to fund administrator, fund accountant & transfer agent	5,554
Accrued 12b-1 fees, Class C	8,079
Payable to custodian	1,030
Payable to trustees and officers	1,168
Accrued expenses	131
Total liabilities	144,942

Net Assets	$60,918,889

Net Assets consist of:
Paid in capital	$65,555,729
Accumulated undistributed net investment income	709,721
Accumulated net realized gain (loss) from investment transactions	(5,251,329)
Net unrealized appreciation (depreciation) on investments	(95,232)

Net Asset Value	$60,918,889

Class C:

Net Assets	$3,376,245

Shares outstanding (unlimited number of shares authorized)	377,683

Net asset value and offering price per share	$8.94

Redemption price per share (NAV * 0.99) (b)	$8.85

Class I:

Net Assets	$57,542,644

Shares outstanding (unlimited number of shares authorized)	6,394,118

Net asset value, offering and redemption price per share	$9.00

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Operations
For the six months ended June 30, 2010
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $1,092)	$1,026,028
Interest income	777
Total Income	1,026,805

Expenses
Investment advisor fees (a)	309,968
12b-1 fees, Class C (a)	16,330
Administration expenses	31,473
Transfer agent expenses	30,074
Fund accounting expenses	15,721
Registration expenses	14,159
Legal expenses	12,722
Report printing expenses	7,909
Auditing expenses	7,384
Custodian expenses	5,799
Trustee expenses	4,180
CCO expenses	4,077
Insurance expenses	2,729
Pricing expenses	1,929
Miscellaneous expenses	1,337
24f-2 expenses	790
Total Expenses	466,581
Fees waived and expenses reimbursed by Advisor (a)	(140,283)
Net operating expenses	326,298
Net Investment Income	700,507

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	272,583
Change in unrealized appreciation (depreciation) on investment securities	(4,969,365)
Net realized and unrealized gain (loss) on investment securities	(4,696,782)
Net increase in net assets resulting from operations	$(3,996,275)

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Six Months
	ended	Year ended
Increase (Decrease) in Net Assets Due To:	June 30, 2010 (Unaudited)	December 31, 2009
Operations:
Net investment income	$700,507	$715,799
Net realized gain (loss) on investment securities	272,583	(1,799,341)
Change in unrealized appreciation (depreciation) on investment securities	(4,969,365)	7,758,129
Net increase (decrease) in net assets resulting from operations	(3,996,275)	6,674,587

Distributions to shareholders:
From net investment income, Class C	-	(22,096)
From net investment income, Class I	-	(703,905)
Change in net assets from distributions	-	(726,001)

Capital Share Transactions - Class C
Proceeds from shares sold	1,263,660	2,003,630
Reinvestment of distributions	-	21,035
Amount paid for shares redeemed	(95,112)	(89,833)
Net increase (decrease) in net assets resulting
from Class C share transactions	1,168,548	1,934,832

Capital Share Transactions - Class I
Proceeds from shares sold	10,301,871	30,768,158
Reinvestment of distributions	-	684,984
Amount paid for shares redeemed	(4,322,740)	(5,669,639)
Net increase (decrease) in net assets resulting
from Class I share transactions	5,979,131	25,783,503

Net increase (decrease) in net assets resulting
from share transactions	7,147,679	27,718,325

Total increase (decrease) in Net Assets	3,151,404	33,666,911

Net Assets
Beginning of year	57,767,485	24,100,574

End of year	$60,918,889	$57,767,485

Accumulated undistributed net investment income included in
net assets at end of year	$709,721	$9,214

Capital Share Transactions - C Shares
Shares sold	130,091	227,490
Shares issued in reinvestment of distributions	-	2,207
Shares redeemed	(9,823)	(10,664)

Net increase (decrease) from capital share transactions	120,268	219,033

Capital Share Transactions - I Shares
Shares sold	1,061,606	3,497,455
Shares issued in reinvestment of distributions	-	71,726
Shares redeemed	(446,117)	(670,819)

Net increase (decrease) from capital share transactions	615,489	2,898,362

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended June 30, 2010		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2009		December 31, 2008		December 31, 2007	December 31, 2006	December 31, 2005

Selected Per Share Data
Net asset value, beginning of period	$ 9.55		$ 8.27		$ 11.84		$ 12.19	$ 10.57	$ 11.14
Income from investment operations:
Net investment income (loss)	0.07		0.04		0.10		0.06	0.07	0.06
Net realized and unrealized gain (loss)	(0.68)		1.33		(3.58)		(0.05)	1.62	(0.57)
Total from investment operations	(0.61)		1.37		(3.48)		0.01	1.69	(0.51)
Less Distributions to shareholders:
From net investment income	-		(0.09)		(0.09)		(0.06)	(0.07)	(0.06)
From net realized gain	-		-		-		(0.30)	-	-	(a)
Total distributions	-		(0.09)		(0.09)		(0.36)	(0.07)	(0.06)

Paid in capital from CDSC fees	-		-	(b)	-	(b)	-	-	-

Net asset value, end of period	$ 8.94		$ 9.55		$ 8.27		$ 11.84	$ 12.19	$ 10.57

Total Return (c)	-6.39%	(d)	16.53%		-29.41%		0.11%	16.02%	-4.54%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,376		$ 2,459		$ 318		$ 439	$ 379	$ 368
Ratio of expenses to average net assets	2.00%	(e)	2.00%		2.00%		2.00%	2.00%	2.00%
Ratio of expenses to average net assets
before waiver & reimbursement	2.45%	(e)	2.61%		2.77%		2.68%	2.76%	2.18%
Ratio of net investment income to
average net assets	1.29%	(e)	1.09%		0.82%		0.44%	0.57%	0.37%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.84%	(e)	0.48%		0.05%		(0.24)%	(0.19)%	0.20%
Portfolio turnover rate	18.89%		22.56%		35.52%		32.97%	35.04%	34.53%

(a) Distribution rounds to less than $0.005 per share
(b) CDSC fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended June 30, 2010		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Selected Per Share Data
Net asset value, beginning of period	$ 9.57		$ 8.26	$ 11.85	$ 12.19	$ 10.58	$ 11.13
Income from investment operations:
Net investment income	0.11		0.12	0.21	0.18	0.18	0.13
Net realized and unrealized gain (loss)	(0.68)		1.31	(3.60)	(0.04)	1.60	(0.55)
Total from investment operations	(0.57)		1.43	(3.39)	0.14	1.78	(0.42)
Less Distributions to shareholders:
From net investment income	-		(0.12)	(0.20)	(0.18)	(0.17)	(0.13)
From net realized gain	-		-	-	(0.30)	-	-	(a)
Total distributions	-		(0.12)	(0.20)	(0.48)	(0.17)	(0.13)

Net asset value, end of period	$ 9.00		$ 9.57	$ 8.26	$ 11.85	$ 12.19	$ 10.58

Total Return (b)	-5.96%	(c)	17.37%	-28.60%	1.20%	16.86%	-3.74%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 57,543		$ 55,308	$ 23,783	$ 40,046	$ 38,365	$ 30,927
Ratio of expenses to average net assets	1.00%	(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement	1.45%	(d)	1.61%	1.57%	1.43%	1.50%	1.55%
Ratio of net investment income to
average net assets	2.31%	(d)	2.09%	1.82%	1.44%	1.60%	1.38%
Ratio of net investment income to
average net assets before waiver & reimbursement	1.86%	(d)	1.48%	1.25%	1.01%	1.10%	0.83%
Portfolio turnover rate	18.89%		22.56%	35.52%	32.97%	35.04%	34.53%

(a) Distribution rounds to less than $0.005 per share.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualzied.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

NOTE 1.     ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003.  The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”).  The investment objective of the Fund is to provide total return.  The investment advisor to the Fund is Crawford Investment Counsel, Inc.  (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I.  Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”)  under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses attributable to any class are borne by that class.  Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Crawford Dividend Growth Fund
Notes to the Financial Statements – continued
June 30, 2010
(Unaudited)

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the period ended June 30, 2010, there were no such reclassifications.

Contingent Deferred Sales Charges – With respect to Class C  Shares, there is no initial sales charge on purchases;  however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed less than 12 months after they are purchased.  Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Subsequent events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date the financial statements were issued.  See Note 10 for information on the lowering of the Fund’s expense cap and for information regarding the name change from Unfied Fund Services, Inc. to Huntington Asset Services, Inc.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crawford Dividend Growth Fund
Notes to the Financial Statements – continued
June 30, 2010
(Unaudited)

NOTE 3.     SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Crawford Dividend Growth Fund
Notes to the Financial Statements – continued
June 30, 2010
(Unaudited)

NOTE 3.     SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 1.00% of its average daily net assets of the Fund through April 30, 2011.  For the fiscal year ended June 30, 2010, the Advisor earned fees of $309,968 from the Fund, before waiver of fees. For the six months ended June 30, 2010, the Advisor waived fees of $140,283.  At June 30, 2010, the Fund owed $21,046 to the Advisor.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

$140,283 may be subject to potential repayment by the Fund to the Advisor through December 31, 2013.

Crawford Dividend Growth Fund
Notes to the Financial Statements – continued
June 30, 2010
(Unaudited)

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Huntington Asset Services, Inc. (“Huntington”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended June 30, 2010, Huntington earned fees of $31,473 for administrative services provided to the Fund. At June 30, 2010, the Fund owed Huntington $1,605 for administrative services. Certain officers of the Trust are members of management and/or employees of Huntington.  Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended June 30, 2010, the Custodian earned fees of $5,799 for custody services provided to the Fund.  At June 30, 2010, the Fund owed the Custodian $1,030 for custody services.

The Trust retains Huntington to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2010, Huntington earned fees of $19,047 from the Fund for transfer agent services provided to the Fund and $11,027 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2010, Huntington earned fees of $15,721 from the Fund for fund accounting services provided to the Fund. At June 30, 2010, the Fund owed Huntington $2,186 for transfer agent services, $502 in reimbursement of out-of-pocket expenses and $1,261 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund.  There were no payments made by the Fund to the Distributor during the six months ended June 30, 2010.  A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services.  The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares;  (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares;  (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund;  (d) costs of formulating and implementing  marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;  (e) costs of preparing, printing and distributing sales literature;  (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan.  The Plan is designed to promote the sale of shares of the Fund.  The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six months ended June 30, 2010, the Class C shares incurred 12b-1 expenses of $16,330. At June 30, 2010, the Fund owed the Advisor $8,079 in 12b-1 fees.

Crawford Dividend Growth Fund
Notes to the Financial Statements – continued
June 30, 2010
(Unaudited)

NOTE 5.     INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

At June 30, 2010, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2010, the aggregate cost of securities for federal income tax purposes was $60,928,012.

NOTE 6.     ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.     BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940.  At June 30, 2010, Morgan Keegan & Co., for the benefit of its customers, owned 29.38% of the Class I shares and 28.42% of the Class C shares.  Therefore, Morgan Keegan & Co. may be deemed to control the Fund.

NOTE 8.     DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years 2009 and 2008 was as follows:

Crawford Dividend Growth Fund
Notes to the Financial Statements – continued
June 30, 2010
(Unaudited)

NOTE 8.     DISTRIBUTIONS TO SHAREHOLDERS - continued

At December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation as of December 31, 2009, was attributable primarily to the tax deferral of losses on wash sales in the amount of $116,457.

NOTE 9.    CAPITAL LOSS CARRYFORWARD

At December 31, 2009, the Fund has available for federal tax purposes an unused capital loss carryforward of $5,407,455, which is available for offset against future taxable net capital gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

NOTE 10.   SUBSEQUENT EVENT

Effective July 15, 2010, the Advisor has contractually agreed to lower the Fund’s expense cap to 0.98% from 1.00%.

Effective August 1, 2010, Unified Fund Services, Inc., changed its name to Huntington Asset Services, Inc. in order to reflect a wider range of services the company provides and better align itself with its parent company, Huntington Bancshares, Inc.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
Crawford Investment Counsel, Inc.
600 Galleria Parkway NW
Suite 1650
Atlanta, GA  30339

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

3 to 1 Funds

3 to 1 Diversified Equity Fund
3 to 1 Strategic Income Fund

Semi-Annual Report

June 30, 2010

Fund Adviser:

Envestnet Asset Management, Inc.
35 East Wacker Drive, 24th Floor
Chicago, IL 60601

Toll Free (866) 616-4848
WWW.3to1funds.com

Total Returns as of June 30, 2010*

   Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For performance current to the most recent month-end, please visit the Funds’ website at www.3to1funds.com or call 866-616-4848. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions and are not annualized unless otherwise noted.
**The inception date for both Funds is January 31, 2008.
***As disclosed in the Funds’ prospectus.
The Manager contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, any indirect expenses (such as Fees and Expenses of Acquired Funds), any 12b-1 fees, and extraordinary litigation expenses, do not exceed 1.15% of the Fund’s average daily net assets. The contractual agreement is in effect through April 30, 2011. Each waiver or reimbursement by the Manager is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation.
****The MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Funds’ portfolios. Individuals cannot invest directly in these Indices, however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

†The Custom Benchmark for the 3 to 1 Diversified Equity Fund is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

††The Custom Benchmark for the 3 to 1 Strategic Income Fund is comprised of 50% Barclays Capital US Aggregate Bond Index and 50% Barclays Capital US High Yield Intermediate Bond Index.

Comparison of a $10,000 Investment in the 3 to 1 Diversified Equity Fund, MSCI World Index and the Custom Benchmark

3 to 1 Diversified Fund - $7,290
MSCI World Index - $7,650
Custom Benchmark - $8,312
$10,750
$10,250
$9,750
$9,250
$8,750
$8,250
$7,750
$7,250
$6,750
$6,250
$5,750
$5,250
$4,750
Value ($)
Jan-08
Mar-08
May-08
Jul-08
Sep-08
Nov-08
Jan-09
Mar-09
May-09
Jul-09
Sep-09
Nov-09
Jan-10
Mar-10
May-10
Date

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The MSCI World Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Custom Benchmark for the 3 to 1 Diversified Equity Fund is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the 3 to 1 Strategic Income Fund, Barclays Capital U.S. Aggregate Bond Index and the Custom Benchmark

3 to 1 Strategic Income Fund - $11,888
Barclays Capital U. S. Aggregate Bond Index - $11 ,549
Custom Benchmark - $12,118
$12,250
$11,750
$11,250
$10,750
$10,250
$9,750
$9,250
$8,750
$8,250
$7,750
Value ($)
Jan-08
Mar-08
May-08
Jul-08
Sep-08
Nov-08
Jan-09
Mar-09
May-09
Jul-09
Sep-09
Nov-09
Jan-10
Mar-10
May-10
Date

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Custom Benchmark for the 3 to 1 Strategic Income Fund is 50% Barclays Capital US Aggregate Bond Index and 50% Barclays Capital US High Yield Intermediate Bond Index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The 3 to 1 Diversified Equity Fund seeks to provide long-term capital appreciation and, secondarily, income.

  1As a percent of net assets.

         The 3 to 1 Strategic Income Fund seeks to provide total return.  Total return is comprised of long-term capital appreciation and income.

Availability of Portfolio Schedules – (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

3 to 1 Diversified Equity Fund	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period* January 1, 2010 – June 30, 2010
Actual	$1,000.00	$928.51	$5.50
Hypothetical **	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Equity Fund’s annualized expense ratio of 1.15%, multiplied by the average account value     over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

3 to 1 Strategic Income Fund	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period* January 1, 2010 – June 30, 2010
Actual	$1,000.00	$1,054.31	$5.86
Hypothetical **	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Strategic Income Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

3 to 1 Diversified Equity Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Common Stocks - 95.06%	Shares	Value

Aerospace/Defense Equipment - 0.98%
BBA Aviation PLC	49,968	$137,031
Boeing Co. / The	5,255	329,751
		466,782

Airlines - 0.46%
Continental Airlines, Inc. - Class B (a)	10,030	220,660

Banks - 4.49%
Banco Santander SA	20,158	215,802
Bank of America Corp.	24,565	352,999
Bank Sarasin & Cie AG - Class B	3,954	158,395
DBS Group Holdings, Ltd.	16,545	162,120
DnB NOR ASA (a)	13,906	135,036
Julius Baer Group, Ltd.	6,309	181,126
Societe Generale	9,101	382,367
Sumitomo Mitsui Financial Group, Inc.	8,018	229,966
UniCredit SpA	141,207	318,079
		2,135,890

Batteries/Battery Systems - 0.48%
Energizer Holdings, Inc. (a)	3,170	159,388
Saft Groupe S.A.	2,331	71,123
		230,511

Breweries - 0.58%
Carlsberg A/S - Class B	3,591	275,699

Chemicals - 2.62%
Albemarle Corp.	9,902	393,208
Bayer AG	4,239	238,327
Mosaic Co., / The	7,060	275,199
NewMarket Corp.	3,891	339,762
		1,246,496

Consumer Products - 1.67%
Johnson & Johnson	5,540	327,192
Knoll, Inc.	14,060	186,857
Procter & Gamble Co./The	3,630	217,727
Shenzhou International Group	54,000	61,925
		793,701

Construction Materials & Services - 0.89%
Astaldi S.p.A.	18,863	96,406
Buzzi Unicem S.p.A.	6,442	65,335
Buzzi Unicem S.p.A. - Risparmio Shares	4,491	27,340
Martin Marietta Materials, Inc.	2,744	232,719
		421,800

Diversified Conglomerates - 1.15%
Jardine Matheson Holdings, Ltd.	10,394	365,245
Swire Pacific, Ltd. - Class A	16,000	182,864
		548,109

Electric Power - 1.27%
AES Corp. (a)	22,500	207,900
Electricite de France (EDF)	3,907	150,413
International Power plc	35,523	159,598
Iren S.p.A.	57,767	87,033
		604,944

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Common Stocks - 95.06% - continued	Shares	Value

Electronics - 5.12%
Advanced Micro Devices, Inc. (a)	27,195	$199,067
Canon, Inc.	3,900	146,762
De La Rue plc	6,052	85,791
Emerson Electric Co.	6,180	270,004
Intel Corp.	16,695	324,718
International Business Machines Corp. (IBM)	6,235	769,898
LG Electronics, Inc.	1,139	87,618
Micrel, Inc.	21,041	214,197
Prysmian SpA	7,685	111,453
Synaptics, Inc. (a)	8,254	226,985
		2,436,493

Finance - 0.47%
Western Union Co. / The	15,050	224,396

Firearms - 0.51%
Sturm, Ruger & Co, Inc.	17,076	244,699

Food & Beverages - 4.48%
Coca-Cola Co./The	19,485	976,588
Constellation Brands, Inc. - Class A (a)	20,195	315,446
Dr Pepper Snapple Group, Inc.	8,490	317,441
Lance, Inc.	1,338	22,064
Nestle SA	10,289	498,040
		2,129,579

Gold, Platinum & Silver - 8.18%
Barrick Gold Corp.	18,150	824,192
Coeur d'Alene Mines Corp. (a)	18,685	294,849
Goldcorp, Inc.	16,705	732,514
Newmont Mining Corp.	19,973	1,233,133
NovaGold Resources, Inc. (a)	48,160	336,157
Silver Wheaton Corp. (a)	23,425	470,843
		3,891,688

Healthcare - 1.63%
Fresenius Medical Care AG & Co.	5,239	284,506
Owens & Minor, Inc.	9,529	270,433
Tenet Healthcare Corp. (a)	50,613	219,660
		774,599

Import/Export - 1.03%
DP World, Ltd.	178,303	78,453
ITOCHU Corp.	30,600	243,790
Mitsui & Co., Ltd.	14,000	166,753
		488,996

Insurance - 6.38%
Alleghany Corp. (a)	827	242,559
Allianz SE	2,274	227,344
Allstate Corp./The	18,900	542,997
Fondiaria - Sai S.p.A. - Risparmio Shares	19,336	113,271
ING Groep N.V. (a)	35,952	271,974

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Common Stocks - 95.06% - continued	Shares	Value

Insurance - 6.38% - continued
Investors Title Co.	3,192	$99,750
MBIA, Inc. (a)	32,052	179,812
Montpelier Re Holdings, Ltd.	21,660	323,384
Tokio Marine Holdings, Inc.	10,100	268,451
Wesco Financial Corp.	735	237,552
White Mountains Insurance Group, Ltd.	848	274,922
Zurich Financial Services AG	1,140	253,181
		3,035,197

Investment Companies - 0.15%
Cheung Kong Infrastructure Holdings, Ltd.	19,643	73,026

Leisure & Entertainment - 3.57%
Carnival plc	4,435	144,847
City Developments, Ltd.	8,000	63,606
Kangwon Land, Inc.	6,130	92,805
Las Vegas Sands Corp. (a)	13,765	304,757
MGM Resorts International (a)	51,215	493,713
Sol Melia, S.A.	22,678	145,140
William Hill plc	56,686	145,277
Wynn Resorts, Ltd.	4,035	307,749
		1,697,894

Machinery - 3.26%
Caterpillar, Inc.	9,860	592,290
Danieli & Co. S.p.A. - Risparmio shares	15,297	158,704
Deere & Co.	10,555	587,702
MAN SE	2,569	213,632
		1,552,328

Metals, Minerals & Mining - 1.76%
BlueScope Steel, Ltd. (a)	31,241	55,415
Freeport-McMoRan Copper & Gold, Inc.	3,510	207,546
Rio Tinto plc	7,422	329,626
Tredegar Corp.	15,100	246,432
		839,019

Petroleum & Natural Gas - 13.49%
ATP Oil & Gas Corp. (a)	20,959	221,956
Atwood Oceanics, Inc. (a)	11,935	304,581
BG Group plc	16,429	247,271
Canadian Natural Resources, Ltd.	14,800	491,804
Continental Resources, Inc. (a)	18,475	824,355
Devon Energy Corp.	4,435	270,180
Enagas	9,731	147,681
Enia SpA	24,561	155,537
Exxon Mobil Corp.	5,335	304,468
Galp Energia SGPS, S.A. - Class B	10,405	156,763
Hess Corp.	10,113	509,088
KazMunaiGas Exploration Production (c)	7,200	133,920
Kinder Morgan Management, LLC (a)	7,308	413,560
McMoRan Exploration Co. (a)	23,775	264,140
Murphy Oil Corp.	7,635	378,314
Petroleo Brasileiro S.A. (b)	11,400	391,248
Royal Dutch Shell plc - Class A	13,717	349,082
Suncor Energy, Inc.	23,559	693,577
Tullow Oil plc	10,830	162,515
		6,420,040

Pharmaceutical Preparations - 2.56%
Alnylam Pharmaceuticals, Inc. (a)	12,415	186,473
CSL, Ltd.	2,597	71,467
Roche Holding AG	2,777	383,949
UCB SA	2,716	85,948
Valeant Pharmaceuticals International (a)	9,360	489,434
		1,217,271

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Common Stocks - 95.06% - continued	Shares	Value

Public Thoroughfares - 0.36%
Atlantia S.p.A.	9,457	$169,007

Real Estate Development and Management - 1.40%
Cheung Kong (Holdings), Ltd.	4,422	51,334
China Agri-Industries Holdings, Ltd.	59,065	68,871
Kerry Properties, Ltd.	33,361	145,873
Mitsubishi Estate Company, Ltd.	14,000	197,288
Tejon Ranch Co. (a)	8,768	202,365
		665,731

Restaurants & Pubs - 2.29%
Enterprise Inns PLC (a)	47,580	62,251
McDonald's Corp.	12,450	820,082
Whitbread PLC	9,788	206,333
		1,088,666

Retail - 6.14%
Abercrombie & Fitch Co.	5,265	161,583
Barnes & Noble, Inc.	37,345	481,751
Cabela's, Inc. (a)	19,854	280,736
CarMax, Inc. (a)	9,209	183,259
Compagnie Financiere Richemont SA - Class A	3,491	122,852
FamilyMart Co., Ltd.	6,982	231,655
Great Atlantic & Pacific Tea Company, Inc. (a)	50,448	196,747
PriceSmart, Inc.	14,700	341,481
Wal-Mart Stores, Inc.	16,445	790,511
WH Smith PLC	21,775	133,341
		2,923,916

Semiconductors - 1.45%
Applied Materials, Inc.	18,945	227,719
Novellus Systems, Inc. (a)	9,265	234,960
SunPower Corp. - Class A (a)	18,855	228,146
		690,825
Services - 7.23%
Advent Software, Inc. (a)	4,300	201,928
Akamai Technologies, Inc. (a)	7,730	313,606
Amadeus IT Holding SA - Class A (a)	17,907	285,143
AOL, Inc. (a)	20,643	429,168
Corrections Corporation of America (a)	18,085	345,062
Eaton Vance Corp.	10,000	276,100
McDermott International, Inc. (a)	16,110	348,943
Microsoft Corp.	8,880	204,329
SAIC, Inc. (a)	17,870	299,144
Service Corp. International	42,800	316,720
Shenzhen International Holdings, Ltd.	1,577,500	98,249
ValueClick, Inc. (a)	30,200	322,838
		3,441,230

Telecommunications - 2.84%
Hutchison Telecommunications Hong Kong Holdings, Ltd.	711,005	150,652
Iridium Communications, Inc. (a)	20,489	205,710
Millicom International Cellular S.A.	3,353	271,828
Nippon Telegraph & Telephone Corp.	7,600	312,623
Telefonica S.A.	16,224	303,157
Telstra Corp, Ltd.	39,215	107,652
		1,351,622

Television - 0.46%
Modern Times Group - Class B	3,923	216,869

Tobacco Products - 1.09%
Japan Tobacco, Inc.	81	254,195
Universal Corp.	6,707	266,134
		520,329

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Common Stocks - 95.06% - continued	Shares	Value

Toys - 0.99%
Hasbro, Inc.	7,898	$324,608
Nintendo Co., Ltd.	500	148,887
		473,495

Transportation - 3.63%
Alexander & Baldwin, Inc.	11,400	339,492
Brink's Co. / The (a)	15,386	292,796
Central Japan Railway Co.	29	240,547
Deutsche Post AG	9,587	141,386
Force Protection, Inc. (a)	47,453	194,557
MTR Corp., Ltd.	46,355	158,640
Old Dominion Freight Line, Inc. (a)	10,197	358,323
		1,725,741

TOTAL COMMON STOCKS (Cost $46,452,945)		45,237,248

Exchange-Traded Funds - 2.20%

iShares Silver Trust (a)	27,720	504,781
SPDR Gold Trust (a)	4,450	541,476

TOTAL EXCHANGE-TRADED FUNDS (Cost $758,368)		1,046,257

Real Estate Investment Trusts - 1.78%

Dexus Property Group	170,830	111,106
First Industrial Realty Trust, Inc. (a)	27,388	132,010
Hatteras Financial Corp.	11,200	311,584
UDR, Inc.	15,405	294,698

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $927,807)		849,398

Money Market Securities - 1.31%

Fidelity Institutional Money Market: Money Market Portfolio - Institutional Shares, 0.29% (d)	173,261	173,261
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (d)	447,898	447,898

TOTAL MONEY MARKET SECURITIES (Cost $621,159)		621,159

TOTAL INVESTMENTS (Cost $48,760,279) - 100.35%		$47,754,062

Liabilities in excess of other assets - (0.35)%		(166,473)

TOTAL NET ASSETS - 100.00%		$47,587,589

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at June 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.49%
Bermuda	2.69%
Brazil	0.82%
Canada	7.46%
Cayman Islands	0.45%
Denmark	0.58%
France	1.27%
Germany	2.32%
Hong Kong	0.97%
Italy	2.07%
Japan	5.13%
Kazakhstan	0.28%
Luxembourg	0.57%
Netherlands	0.57%
Norway	0.28%
Panama	0.73%
Portugal	0.33%
Singapore	0.47%
South Korea	0.38%
Spain	2.31%
Sweden	0.46%
Switzerland	3.36%
United Arab Emirates	0.17%
United Kingdom	4.45%
United States	61.74%
Total	100.35%
Liabilities in excess of other assets	(0.35)%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
June 30, 2010
(Unaudited)

	Principal
Asset-Backed Securities - 2.48%	Amount	Value

AESOP Funding II, LLC, 3.630%, 08/20/2014 (b)	$100,000	$101,459
Centre Point Funding, LLC, 5.430%, 07/20/2016 (b)	95,410	98,669
Chrysler Financial Lease Trust, 3.460%, 09/16/2013 (b)	250,000	249,750
CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/2012	33,225	33,620
Hertz Vehicle Financing, LLC, 2009-2A, Class A1, 4.260%, 03/25/2014 (b)	100,000	104,275
Merrill Auto Trust Securitization, 2008-1, Class A4A, 6.150%, 04/15/2015	105,000	111,268
USAA Auto Owner Trust, Series 2008-3, Class A4, 4.710%, 02/18/2014	100,000	105,734

TOTAL ASSET-BACKED SECURITIES (Cost $783,568)		804,775

Corporate Bonds - 59.68%

AES Corp., 7.750%, 10/15/2015	90,000	91,575
Aflac, Inc., 6.900%, 12/17/2039	80,000	83,427
AK Steel Corp., 7.625%, 05/15/2020	40,000	39,000
Allis-Chalmers Energy, Inc., 9.000%, 01/15/2014	498,000	461,895
American Casino & Entertainment Properties, Inc., 11.000%, 06/15/2014	870,000	830,850
American Railcar Industries, Inc., 7.500%, 03/01/2014	498,000	485,550
American Tower Corp., 4.625%, 04/01/2015	45,000	46,860
Amkor Technologies, Inc., 7.375%, 05/01/2018 (b)	50,000	48,750
Amphenol Corp., 4.750%, 11/15/2014	100,000	106,067
Anheuser-Busch Companies, Inc., 4.500%, 04/01/2018	40,000	41,078
Bear Stearns Co., Inc., 6.400%, 10/02/2017	90,000	100,113
Brigham Exploration Co., 9.625%, 05/01/2014	454,000	458,540
Brocade Communications System, Inc., 6.625%, 01/15/2018 (b)	35,000	34,912
Brocade Communications System, Inc., 6.875%, 01/15/2020 (b)	15,000	14,962
Cablevision Systems Corp., 7.750%, 04/15/2018	45,000	45,225
Cablevision Systems Corp., 8.000%, 04/15/2020	30,000	30,525
Callon Petroleum Co., 13.000%, 09/15/2016	102,750	81,686
Capmark Financial Group, Inc., 5.875%, 05/10/2012 (c)	2,563,000	827,931
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	110,000	116,875
CF Industries, Inc., 6.875%, 05/01/2018	30,000	30,600
CF Industries, Inc., 7.125%, 05/01/2020	30,000	30,825
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019 (b)	60,000	75,778
CIT Group, Inc., 7.000%, 05/01/2017	746,834	675,885
Citigroup, Inc., 6.500%, 08/19/2013	105,000	111,923
Citigroup, Inc., 8.125%, 07/15/2039	65,000	77,784
Clayton Williams Energy, Inc., 7.750%, 08/01/2013	328,000	322,260
CMS Energy Corp., 8.750%, 06/15/2019	5,000	5,545
Coffeyville Resources LLC, 10.875%, 04/01/2017 (b)	95,000	93,100
Comcast Corp., 6.950%, 08/15/2037	124,000	141,513
Corning, Inc., 6.625%, 05/15/2019	60,000	70,303
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	46,511
Crane Co., 6.550%, 11/15/2036	60,000	64,881
Cricket Communications, Inc., 9.375%, 11/01/2014	781,000	796,620
Del Monte Corp., 7.500%, 10/15/2019 (b)	100,000	102,750
Dr. Pepper Snapple Group, 6.820%, 05/01/2018	64,000	76,449
Embarq Corp., 7.995%, 06/01/2036	205,000	203,998
Energy Transfer Partners, L.P., 7.500%, 07/01/2038	10,000	10,255
Enterprise Product Operating Co., 7.550%, 04/15/2038 (b)	45,000	52,560
ERAC USA Finance Co., 5.250%, 10/01/2020 (b)	105,000	106,313
Equifax, Inc., 7.000%, 07/01/2037	35,000	38,720
Equinix, Inc., 8.125%, 03/01/2018	105,000	107,887
Exelon Generation Co., LLC, 5.200%, 10/01/2019	35,000	37,301
Fiserv, Inc., 6.125%, 11/20/2012	60,000	65,828
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	145,000	147,957
Ford Motor Credit Co. LLC, 7.000%, 04/15/2015	105,000	103,967
Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	504,000	515,277
Frontier Communications Corp., 7.875%, 04/15/2015	60,000	60,750
Frontier Communications Corp., 7.875%, 01/15/2027	80,000	72,600
Frontier Communications Corp., 8.250%, 04/15/2017	20,000	20,175
GATX Corp., 4.750%, 05/15/2015	65,000	67,848
General Electric Capital Corp., 5.875%, 01/14/2038	5,000	4,920
General Electric Capital Corp., 6.150%, 08/07/2037	240,000	244,289
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	136,563
GMAC, Inc., 6.000%, 12/15/2011 (b)	18,000	18,180
GMAC, Inc., 6.625%, 05/15/2012 (b)	75,000	75,750
GMAC, Inc., 8.000%, 11/01/2031	853,000	785,738
GMAC, Inc., 8.000%, 11/01/2031 (b)	55,000	51,013
GMAC, Inc., 8.300%, 02/12/2015 (b)	80,000	81,200
Goldman Sachs Group, Inc. / The, 6.750%, 10/01/2037	95,000	93,418
Hanesbrands, Inc., 8.000%, 12/15/2016	75,000	76,406
Harrahs Operating Co. Inc., 11.250%, 06/01/2017	793,000	838,598
HCA, Inc., 7.250%, 09/15/2020	85,000	85,850
HCA, Inc., 7.500%, 12/15/2023	25,000	22,250
HCA, Inc., 9.125%, 11/15/2014	35,000	36,706
Hospira, Inc., 6.050%, 03/30/2017	20,000	22,549
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	43,089
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	4,725
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	4,725
International Lease Finance Corp., 5.625%, 09/20/2013	944,000	856,680

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

	Principal
Corporate Bonds - 59.68% - continued	Amount	Value

International Lease Finance Corp., 5.650%, 06/01/2014	$60,000	$53,550
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	14,138
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	35,963
Jabil Circuit, Inc., 7.750%, 07/15/2016	15,000	15,750
JPMorgan Chase & Co., 6.000%, 01/15/2018	20,000	22,118
K. Hovnanian Enterprise, 10.625%, 10/15/2016	714,000	717,570
Kraft Foods, Inc., 6.125%, 08/23/2018	55,000	62,775
Kraft Foods, Inc., 6.500%, 02/09/2040	75,000	84,167
Lamar Media Corp., 7.875%, 04/15/2018	15,000	15,038
LBI Escrow Corp., 8.000%, 11/01/2017 (b)	100,000	103,250
Lear Corp., 7.875%, 03/15/2018	40,000	40,300
Level 3 Financing, Inc., 9.250%, 11/01/2014	852,000	777,450
Lincoln National Corp., 7.000%, 06/15/2040	100,000	105,664
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	40,406
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	117,524
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	789,000	816,615
MGM Resorts International, 7.625%, 01/15/2017	972,000	765,450
Morgan Stanley, 6.625%, 04/01/2018	70,000	73,480
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,348
Motiva Enterprises LLC, 6.850%, 01/15/2040 (b)	95,000	108,942
Motorola, Inc., 6.500%, 09/01/2025	10,000	9,981
Motorola, Inc., 6.500%, 11/15/2028	20,000	20,236
Motorola, Inc., 6.625%, 11/15/2037	20,000	20,604
Motorola, Inc., 7.500%, 05/15/2025	15,000	16,582
Mylan, Inc., 7.875%, 07/15/2020 (b)	40,000	41,000
National Semiconductor Corp., 3.950%, 04/15/2015	85,000	86,234
Omnicare, Inc., 7.750%, 06/01/2020	40,000	41,000
Oneok Partners, L.P., 8.625%, 03/01/2019	40,000	49,356
Oshkosh Corp., 8.250%, 03/01/2017 (b)	20,000	20,900
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	39,925
Pan American Energy LLC, 7.875%, 05/07/2021 (b)	115,000	115,575
Parker Drilling Co., 9.125%, 04/01/2018 (b)	90,000	85,950
Phi, Inc., 7.125%, 04/15/2013	468,000	442,260
Qwest Corp., 6.875%, 09/15/2033	65,000	59,963
Qwest Corp., 7.200%, 11/10/2026	170,000	159,800
Qwest Corp., 8.875%, 03/15/2012	40,000	43,100
Reynolds American, Inc., 7.250%, 06/15/2037	95,000	98,031
RPM International, Inc., 6.125%, 10/15/2019	60,000	63,924
SLM Corp., 5.000%, 10/01/2013	50,000	47,833
SLM Corp., 5.375%, 05/15/2014	10,000	9,154
SLM Corp., 8.450%, 06/15/2018	50,000	46,205
Smithfield Foods, Inc., 10.000%, 07/15/2014 (b)	65,000	72,313
Southern Natural Gas Co., 7.350%, 02/15/2031	20,000	21,276
Sprint Capital Corp., 6.875%, 11/15/2028	165,000	137,775
Sprint Capital Corp., 8.750%, 03/15/2032	869,000	834,240
Time Warner Cable, Inc., 6.500%, 11/15/2036	60,000	65,468
Time Warner Cable, Inc., 8.250%, 04/01/2019	50,000	61,590
Timken Co., 6.000%, 09/15/2014	45,000	49,320
TreeHouse Foods, Inc., 7.750%, 03/01/2018	10,000	10,400
Trump Entertainment Resorts, 8.500%, 06/01/2015 (c)	867,000	5,419
US Steel Corp., 6.650%, 06/01/2037	40,000	34,600
US Steel Corp., 7.375%, 04/01/2020	30,000	29,813
USG Corp., 6.300%, 11/15/2016	55,000	47,712
Valeant Pharmaceuticals International, 7.625%, 03/15/2020	110,000	130,350
Valero Energy Corp., 6.125%, 02/01/2020	80,000	82,356
Valero Energy Corp., 9.375%, 03/15/2019	55,000	66,724
Wellpoint, Inc., 7.000%, 02/15/2019	85,000	100,991
Whirlpool Corp., 8.000%, 05/01/2012	15,000	16,417
Whirlpool Corp., 8.600%, 05/01/2014	15,000	17,700
Williams Companies Inc. / The, 7.500%, 01/15/2031	5,000	5,333
Willis North America, Inc., 6.200%, 03/28/2017	30,000	31,271
Willis North America, Inc., 7.000%, 09/29/2019	10,000	10,755
Xerox Corp., 6.350%, 05/15/2018	140,000	156,405
XTO Energy, Inc., 6.375%, 06/15/2038	125,000	155,225

TOTAL CORPORATE BONDS (Cost $19,401,244)		19,404,197

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

	Principal
Convertible Corporate Bonds - 8.71%	Amount	Value

Affymetrix, Inc., 3.500%, 01/15/2038	$892,000	$837,365
Energy Conversion Devices, Inc., 3.000%, 06/15/2013	1,306,000	731,360
Global Industries Ltd., 2.750%, 08/01/2027	727,000	438,018
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013 (d)	624,000	539,760
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	342,000	285,997

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,673,535)		2,832,500

Foreign Bonds - Denominated in U.S. Dollars - 7.81%

America Movil SAB De CV, 6.125%, 03/30/2040 (b)	110,000	115,416
ArcelorMittal, 9.850%, 06/01/2019	35,000	43,806
ArcelorMittal. 7.000%, 10/15/2039	75,000	79,473
Axtel Sab De CV, 9.000%, 09/22/2019 (b)	110,000	98,450
Bombardier, Inc., 7.500%, 03/15/2018 (b)	65,000	67,275
Dubai Electricity & Water Authority, 8.500%, 04/22/2015 (b)	100,000	102,078
Enersis SA, 7.375%, 01/15/2014	40,000	45,048
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	117,007
Holcim Capital Corp., 6.875%, 09/29/2039 (b)	100,000	108,204
Hutchinson Whampoa International, 5.750%, 09/11/2019 (b)	165,000	176,478
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)	100,000	102,750
Nomura Holdings, Inc., 5.000%, 03/04/2015	45,000	47,600
Petrobras International Finance Co., 6.875%, 01/20/2040	105,000	106,384
Qtel International Finance, Ltd., 7.875%, 06/10/2019 (b)	100,000	116,013
Royal Bank of Scotland PLC, 4.875%, 03/16/2015	160,000	159,359
Royal Caribbean Cruises, 7.000%, 06/15/2013	438,000	438,000
Royal Caribbean Cruises, 11.875%, 07/15/2015	45,000	51,975
Taqa Abu Dhabi National Energy, 6.250%, 09/16/2019 (b)	100,000	102,282
Telecom Italia Capital, 7.200%, 07/18/2036	120,000	116,715
Telemar Norte Leste SA, 9.500%, 04/23/2019 (b)	100,000	120,250
Transalta Corp., 4.750%, 01/15/2015	65,000	68,512
Transalta Corp., 6.500%, 03/15/2040	55,000	56,923
True Move Co., Ltd., 10.750%, 12/16/2013 (b)	100,000	98,750

TOTAL FOREIGN BONDS - DENOMINATED IN US DOLLARS (Cost $2,368,881)		2,538,748

Foreign Bonds - 3.78%

Canadian Government Bond, 2.000%, 09/01/2012	255,000	242,299
Mexican Development Bonds, 7.750%, 12/14/2017	8,000,000	660,644
New Zealand Government Bond, 6.000%, 12/15/2017	450,000	326,247

TOTAL FOREIGN BONDS (Cost $1,195,366)		1,229,190

Mortgage-Backed Securities - 9.25%

Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 02/10/2051	130,000	131,798
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 02/11/2044	25,000	24,546
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	40,000	41,197
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	60,000	58,402
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 09/15/2040	100,000	95,188
Commercial Mortgage Pass-Through Certification, Series 2006-C7, Class A4, 5.959%, 06/10/2046 (a)	50,000	53,244
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	112,284	117,445
Fannie Mae, Pool #745275, 5.000%, 02/01/2036	171,644	182,218
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	72,907	79,998
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	53,025	58,248
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	92,712	100,305
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	66,478	71,033
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	63,198	66,979
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	62,743	68,138
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	63,710	69,189
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	124,413	130,132
Fannie Mae, Pool #AA4936, 5.000%, 03/01/2039	117,396	124,408
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	204,184	216,336
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	118,797	128,665
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	23,019	24,916

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)
	Principal
Mortgage-Backed Securities - 9.25% - continued	Amount	Value

Ginnie Mae, Pool #701544, 5.500%, 01/15/2039	$71,960	$77,892
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	121,122	132,375
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	45,000	45,171
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	120,000	121,992
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class A4, 6.064%, 04/15/2045 (a)	155,000	165,437
JP Morgan Chase Commercial Mortgage, Series 2007-CB18, Class A4, 5.440%, 06/12/2047	25,000	25,018
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049	100,000	97,938
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030	100,000	102,344
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 06/15/2038 (a)	50,000	53,776
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039	50,000	51,794
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	50,000	52,015
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.802%, 06/11/2042 (a)	110,000	115,440
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	120,000	124,451

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,703,419)		3,008,028

U.S Government Securities - 6.23%

U.S. Treasury Note, 1.000%, 04/30/2012	85,000	85,651
U.S. Treasury Note, 2.625%, 06/30/2014	125,000	130,693
U.S. Treasury Note, 3.125%, 01/31/2017	30,000	31,380
U.S. Treasury Note, 3.125%, 05/15/2019	165,000	168,468
U.S. Treasury Note, 3.500%, 05/15/2020	330,000	345,417
U.S. Treasury Note, 3.625%, 08/15/2019	615,000	650,410
U.S. Treasury Note, 4.375%, 12/15/2010	260,000	264,967
U.S. Treasury Note, 4.625%, 02/15/2017	280,000	319,922
U.S. Treasury Note, 4.625%, 02/15/2040	25,000	28,105

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,952,223)		2,025,013

Common Stock - 0.70%	Shares

Finance Lessors - 0.70%

CIT Group, Inc. (d)	6,759	228,860

TOTAL COMMON STOCK (Cost $188,263)		228,860

Preferred Stock - 0.06%

GMAC, Inc., 7.000%, 12/31/2011 (b)	27	20,988

TOTAL PREFERED STOCKS (Cost $6,750)		20,988

Money Market Securities - 1.11%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Shares, 0.29% (f)	36,694	36,694
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (f)	324,546	324,546

TOTAL MONEY MARKET SECURITIES (Cost $361,240)		361,240

TOTAL INVESTMENTS (Cost $31,634,489) - 99.81%		$32,453,539

Other assets less liabilities - 0.19%		60,717

TOTAL NET ASSETS - 100.00%		$32,514,256

(a) Variable Rate Security; the rate shown represents the rate at June 30, 2010.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) In default.
(d) Foreign convertible bond denominated in U.S. Dollars.
(e) Non-income producing.
(f) Variable Rate Security; the money market rate shown represents the rate at June 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Assets and Liabilities
June 30, 2010
(Unaudited)
	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund
Assets
Investment in securities:
At cost	$48,760,279	$31,634,489
At value	$47,754,062	$32,453,539

Foreign cash translated into U.S. dollars (Cost $198,535)	198,135	-
Receivable for investments sold	231,036	-
Receivable for Fund shares sold	18,929	20,382
Withholding tax reclaim	36,940	-
Dividends receivable	57,637	-
Interest receivable	31	444,930
Prepaid expenses	12,840	12,457
Total assets	48,309,610	32,931,308

Liabilities
Income distribution payable	-	7,276
Payable for investments purchased	390,828	-
Payable for Fund shares redeemed	239,302	372,625
Payable to Adviser (a)	20,453	2,895
Payable to administrator, transfer agent, and fund accountant	13,852	12,432
Payable to trustees and officers	827	827
Payable to custodian	21,744	2,638
Payable to custodian for overdraft	14,933	-
Other accrued expenses	20,082	18,359
Total liabilities	722,021	417,052

Net Assets	$47,587,589	$32,514,256

Net Assets consist of:
Paid in capital	$63,010,009	$30,132,346
Accumulated undistributed net investment income (loss)	126,348	1,012,832
Accumulated undistributed net realized gain (loss) from investments
and foreign currency transactions	(14,542,113)	550,095
Net unrealized appreciation (depreciation) on:
Investments	(1,006,217)	818,983
Other assets and liabilities denominated in foreign currencies	(438)	-

Net Assets	$47,587,589	$32,514,256

Shares outstanding (unlimited number of shares authorized)	4,413,278	2,093,580

Net Asset Value and offering price per share	$10.78	$15.53

Redemption price per share (Net Asset Value * 98%) (b)	$10.56	$15.22

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Operations
For the six months ended June 30, 2010
(Unaudited)	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund

Investment Income
Dividend income (net of withholding tax of $43,173 and $0 respectively)	$541,711	$950
Interest income (net of withholding tax of $0 and $133 respectively)	405	1,172,114
Total Income	542,116	1,173,064

Expenses
Investment Adviser fee	250,839	160,146
Custodian expenses	59,709	8,949
Transfer agent expenses	40,419	40,260
Administration expenses	23,912	18,014
Fund accounting expenses	23,803	21,319
Legal expenses	19,793	20,569
Registration expenses	9,618	9,977
Audit expenses	8,677	7,439
Pricing expenses	8,303	14,078
Report printing expenses	4,069	4,025
Trustee expenses	4,056	4,354
CCO expenses	4,031	4,006
Insurance expenses	2,066	1,335
Miscellaneous expenses	987	720
24f-2 expenses	256	466
Total Expenses	460,538	315,657
Fees waived and expenses reimbursed by Adviser (a)	(172,074)	(131,489)
Net operating expenses	288,464	184,168
Net investment income (loss)	253,652	988,896

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	265,609	545,725
Foreign currency transactions and translations	4,358	(8,315)
Change in unrealized appreciation (depreciation) on:
Investments	(4,316,228)	149,455
Foreign currency translations	1,373	-
Net realized and unrealized gain (loss) on investment securities and foreign currency transactions	(4,044,888)	686,865
Net increase (decrease) in net assets resulting from operations	$(3,791,236)	$1,675,761

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Diversified Equity Fund
Statements of Changes In Net Assets

	Six months ended	Year ended
Increase (decrease) in net assets from:	June 30, 2010 (Unaudited)	December 31, 2009
Operations
Net investment income (loss)	$253,652	$259,026
Net realized gain (loss) on investment securities
and foreign currency transactions	269,967	(4,616,222)
Change in net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(4,314,855)	16,184,872
Net increase (decrease) in net assets resulting from operations	(3,791,236)	11,827,676

Distributions
From net investment income	-	(429,877)
Total distributions	-	(429,877)

Capital Share Transactions
Proceeds from shares sold	11,266,090	9,220,592
Reinvestment of distributions	-	429,872
Amount paid for shares redeemed	(8,845,563)	(6,053,041)
Proceeds from redemption fees (a)	12,845	2,108
Net increase (decrease) in net assets resulting
from share transactions	2,433,372	3,599,531

Total Increase (Decrease) in Net Assets	(1,357,864)	14,997,330

Net Assets
Beginning of period	48,945,453	33,948,123

End of period	$47,587,589	$48,945,453

Accumulated undistributed net investment income
included in net assets at end of period	$126,348	$-

Capital Share Transactions
Shares sold	970,430	934,180
Shares issued in reinvestment of distributions	-	37,026
Shares redeemed	(772,343)	(695,201)

Net increase (decrease) from capital share transactions	198,087	276,005

(a) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Strategic Income Fund
Statements of Changes In Net Assets

	Six months ended	Year ended
Increase (decrease) in net assets from:	June 30, 2010 (Unaudited)	December 31, 2009
Operations
Net investment income (loss)	$988,896	$1,972,841
Net realized gain (loss) on investment securities
and foreign currency transactions	537,410	268,567
Change in net unrealized appreciation (depreciation)
on investments and foreign currency transactions	149,455	4,826,652
Net increase (decrease) in net assets resulting from operations	1,675,761	7,068,060

Distributions
From net investment income	-	(2,083,104)
Total distributions	-	(2,083,104)

Capital Share Transactions
Proceeds from shares sold	5,703,340	7,735,705
Reinvestment of distributions	-	2,083,100
Amount paid for shares redeemed	(5,629,383)	(3,282,507)
Proceeds from redemption fees (a)	7,361	1,795
Net increase (decrease) in net assets resulting
from share transactions	81,318	6,538,093

Total Increase (Decrease) in Net Assets	1,757,079	11,523,049

Net Assets
Beginning of period	30,757,177	19,234,128

End of period	$32,514,256	$30,757,177

Accumulated undistributed net investment income
included in net assets at end of period	$1,012,832	$23,936

Capital Share Transactions
Shares sold	377,687	373,451
Shares issued in reinvestment of distributions	-	-
Shares redeemed	(372,253)	(368,017)

Net increase (decrease) from capital share transactions	5,434	5,434

(a) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Diversified Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended		Year ended	Period ended
	June 30, 2010 (Unaudited)		December 31, 2009	December 31, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$11.61		$8.62	$15.00

Income from investment operations:
Net investment income (loss)	0.06		0.06	0.06
Net realized and unrealized gain (loss) on investments
and foreign currency transactions/translations	(0.89)		3.03	(6.51)
Reimbursements for currency loss	-		-	0.12
Total from investment operations	(0.83)		3.09	(6.33)

Less distributions:
From net investment income	-		(0.10)	(0.05)
Total distributions	-		(0.10)	(0.05)

Paid in capital from redemption fees (b)	-		-	-

Net asset value, end of period	$10.78		$11.61	$8.62

Total Return (c)	-7.15%	(d)	35.88%	-42.22%	(d) (f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$47,588		$48,945	$33,948

Ratio of expenses to average net assets (g)	1.15%	(e)	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waiver and reimbursement (g)	1.84%	(e)	2.14%	2.10%	(e)
Ratio of net investment income (loss) to
average net assets (g)	1.01%	(e)	0.66%	0.67%	(e)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement (g)	0.32%	(e)	(0.33)%	(0.28)%	(e)
Portfolio turnover rate	24.36%		59.73%	165.36%

(a) For the period January 31, 2008 (Commencement of Operations) to December 31, 2008.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Before the reimbursement for currency trading error loss, the total return for the period would have been
-42.87%. The loss was covered under the Fund's insurance policy; the deductible was reimbursed to
Fund by the Adviser.
(g) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Strategic Income
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended		Year ended		Period ended
	June 30, 2010 (Unaudited)		December 31, 2009		December 31, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$14.73		$11.99		$15.00

Income from investment operations:
Net investment income (loss)	0.47		1.09	(b)	0.94	(b)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions/translations	0.33		2.72		(3.15)
Total from investment operations	0.80		3.81		(2.21)

Less distributions:
From net investment income	-		(1.07)		(0.80)
Total distributions	-		(1.07)		(0.80)

Paid in capital from redemption fees (c)	-		-		-

Net asset value, end of period	$15.53		$14.73		$11.99

Total Return (d)	5.43%	(e)	31.79%		-14.44%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$32,514		$30,757		$19,234

Ratio of expenses to average net assets	1.15%	(f)	1.15%		1.15%	(f)
Ratio of expenses to average net assets
before waiver and reimbursement	1.97%	(f)	2.18%		2.71%	(f)
Ratio of net investment income (loss) to
average net assets	6.17%	(f)	7.86%		7.42%	(f)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	5.35%	(f)	6.83%		5.86%	(f)
Portfolio turnover rate	36.92%		79.34%		162.74%

(a) For the period January 31, 2008 (commencement of operations) to December 31, 2008.
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Notes to the Financial Statements
June 30, 2010
(Unaudited)

NOTE 1. ORGANIZATION

The 3 to 1 Diversified Equity Fund (the “Equity Fund”) and the 3 to 1 Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on December 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust filed on October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees.  The investment adviser to each Fund is Envestnet Asset Management, Inc. (the “Manager” or “Adviser”).  Envestnet uses a Manager of Managers approach and provides investment research and management services.  The Manager has entered into Sub-advisory Agreements with Aletheia Research and Management, Inc., The London Company of Virginia, and Pictet Asset Management, Inc. for the Equity Fund and SMH Capital Advisors, Inc. and Loomis, Sayles & Company, LP for the Strategic Income Fund. The Equity Fund and the Strategic Income Fund commenced operations on January 31, 2008.  The Equity Fund seeks to provide long-term capital appreciation and, secondarily, income.  The Strategic Income Fund seeks to provide total return. Total return is comprised of long-term capital appreciation and income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation – All investments in securities are recorded at their estimated fair value in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for tax years 2008 and 2009.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.   Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of cost of investment or as a realized gain, respectively.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent REIT distributions information available.  Distributions received from investments in publicly traded partnerships are recorded as a reduction of the cost of the investment. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Adviser’s research indicates a high recovery rate in restructuring, and a Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such  differences  are  permanent  in  nature,  they  are  reclassified  in  the components  of the net  assets  based on  their  ultimate  characterization  for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Foreign Currency Translation - Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent to the amounts actually received or paid.  Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued.  See Note 11 for information regarding the change in Envestnet, Inc. ownership and Unified Fund Services, Inc. name change.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, foreign common stocks, preferred stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and are categorized in level 1.  Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, asset-backed securities, 144A securities, collateralized mortgage obligations, mortgage-backed securities, U.S. government securities and U.S. government agency securities, foreign bonds and foreign bonds denominated in U.S. dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2010 in valuing the Equity Fund’s investments:

The Equity Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Equity Fund did not hold any derivative instruments during the reporting period.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS  - continued

The following is a summary of the inputs used at June 30, 2010 in valuing the Strategic Income Fund’s investments:

Valuation Inputs			
Investments	**Level 1 - Quoted Prices in Active Markets**	**Level 2 - Other Significant Observable Inputs**	**Level 3 - Significant Unobservable Inputs**	**Total**
Asset-Backed Securities	$ -	$ 250,622	$ -	$ 250,622
Asset-Backed Securities - 144A Securities	-	554,153	-	554,153
Corporate Bonds	-	18,000,721	-	18,000,721
Corporate Bonds - 144A Securities	-	1,403,476	-	1,403,476
Convertible Corporate Bonds	-	2,832,500	-	2,832,500
Foreign Bonds Denominated in US Dollars	-	1,213,795	-	1,213,795
Foreign Bonds Denominated in US Dollars - 144A Securities	-	1,324,953	-	1,324,953
Foreign Bonds	-	1,229,190	-	1,229,190
Mortgage-Backed Securities	-	3,008,028	-	3,008,028
U.S. Government Securities	-	2,025,013	-	2,025,013
Common Stocks*	228,860	-	-	228,860
Preferred Stock - 144A Securities	-	20,988	-	20,988
Money Market Securities	361,240	-	-	361,240
Total	$ 590,100	$ 31,863,439	$ -	$ 32,453,539

*Refer to the Schedule of Investments for industry classifications.

The Strategic Income Fund held one Level 3 security that was transferred in at $61,650 and transferred out the following day at $61,650.  The Strategic Income Fund did not hold any derivative instruments during the reporting period.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Equity Fund and Strategic Income Fund under the terms of the management agreements (the “Agreements”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended June 30, 2010, the Adviser earned fees of $250,839 and $160,146 from the Equity Fund and the Strategic Income Fund, respectively, before waiving a portion of those fees, as described below.   At June 30, 2010, the Equity Fund owed the Adviser $20,453 for advisory services.  At June 30, 2010, the Strategic Income Fund owed $2,895 to the Adviser for advisory services.

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary to maintain each Fund’s net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and any indirect expenses (such as fees and expenses of acquired funds), and extraordinary litigation expense at 1.15% of each Fund’s average daily net assets through April 30, 2011. For the six months ended June 30, 2010, the Adviser waived fees and reimbursed expenses of $172,074 and $131,489 for the Equity Fund and the Strategic Income Fund, respectively. Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation.  As of June 30, 2010, the following amounts are subject to repayment by the Funds to the Adviser:

The Trust retains Huntington Asset Services, Inc. (“Huntington”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2010, Huntington earned fees of $23,912 and $18,014 for administrative services provided to the Equity Fund and the Strategic Income Fund, respectively. At June 30, 2010, Huntington was owed $3,370 and $2,430 by the Equity Fund and the Strategic Income Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Huntington.  Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended June 30, 2010, the Custodian earned fees of $59,709 and $8,949 from the Equity Fund and the Strategic Income Fund, respectively, for custody services.  At June 30, 2010, the Custodian was owed $21,744 and $2,638 by the Equity Fund and the Strategic Income Fund, respectively, for custody services.

The Trust retains Huntington to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2010, Huntington earned fees of $27,252 and $26,434 from the Equity Fund and the Strategic Income Fund, respectively, for transfer agent services and $13,167 and $13,826 from the Equity Fund and the Strategic Income Fund, respectively, in reimbursement of out-of-pocket expenses incurred in providing transfer agent services.  At June 30, 2010, Huntington was owed $4,449 and $4,313 by the Equity Fund and the Strategic Income Fund respectively, for transfer agent services.  At June 30, 2010, Huntington was owed $2,230 and $2,283 by the Equity Fund and the Strategic Income Fund, respectively, for reimbursement of out-of-pocket expenses incurred in providing transfer agent services.  For the six months ended June 30, 2010, Huntington earned fees of $23,803 and $21,319 from the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services.  At June 30, 2010, Huntington was owed $3,803 and $3,406 by the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Equity Fund and Strategic Income Fund have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan”, collectively, “Plans”). The Plans provide that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of a Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising,  compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  The Plans will not be activated through April 30, 2011.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds during the six months ended June 30, 2010.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

At June 30, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

NOTE 6. RESTRICTED SECURITIES

The Strategic Income Fund has acquired several securities on various dates through private placements, the sale of which is restricted under Rule 144A.  At June 30, 2010, the aggregate value of such securities amounted to $3,303,570. The value amounts to 10.16% of the net assets of the Strategic Income Fund.  100% of the restricted securities owned by the Strategic Income Fund are valued by pricing services, using electronic data processing techniques.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Currently, none of these securities are considered to be illiquid.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At December 31, 2009, no shareholder owned greater than 25% of the outstanding shares of either Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:  The tax characterization of distributions for the fiscal year ended December 31, 2009 and the fiscal period ended December 31, 2008 is as follows:

Strategic Income Fund: The tax characterization of distributions for the fiscal year ended December 31, 2009 and the fiscal period ended December 31, 2008 is as follows:

There were no distributions paid by the Funds during the six months ended June 30, 2010.

At December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2010
(Unaudited)

NOTE 10. CAPITAL LOSS CARRYFORWARDS

At December 31, 2009, the Funds had available for federal tax purposes unused capital loss carryforwards of $13,957,942 for the Equity Fund. These carryforwards expire as follows:

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 11. SUBSEQUENT EVENTS

The Adviser has served as investment adviser to the Strategic Income Fund and the Equity Fund, each a series of the Trust, since their inception.  On March 25, 2010, the Adviser’s parent company, Envestnet, Inc., filed a registration statement pursuant to the Securities Act of 1933, as amended, with respect to an initial public offering of its shares.  In connection with the initial public offering, Envestnet, Inc. will undergo a capital restructuring.  As a result, certain large shareholders of Envestnet, Inc., each presumptively a “control person” of Envestnet, Inc. previously by virtue of the fact that it owned more than 25% of the outstanding shares of Envestnet, Inc., will own less than 25% of the firm.  As a result, a “change in control” of Envestnet, Inc. occurred.  However, there was no change to the management and key personnel of either the Adviser or Envestnet, Inc. as a result of the initial public offering or capital restructuring.

The change in control of Envestnet, Inc. also constitutes a change in control of the Adviser, which triggered an automatic termination of the investment advisory agreements between the Adviser and the Trust with respect to the Funds.  A new investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser was subsequently approved by shareholders at a special board meeting held on July 9, 2010.  The results of the vote were as follows:

Effective August 1, 2010, Unified Fund Services, Inc., changed its name to Huntington Asset Services, Inc. in order to reflect a wider range of services the company provides and better align itself with its parent company, Huntington Bancshares, Inc.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 616-4848 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John Swhear, Senior Vice-President
Chris Kashmerick, Chief Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
Envestnet Asset Management, Inc.
35 East Wacker Drive, 24th Floor
Chicago, IL 60601

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report.

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By
/s/  Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 09/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/  Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 09/08/2010

By
/s/  Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 09/08/2010